Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities [Text Block]

14. Accounts payable and accrued liabilities

	December 31,	December 31,
	2024	2023
	$	$

Trade payables	1,378	2,373
Other payables	3,066	3,042
Accrued interests on long-term debt	342	529
Other accrued liabilities	545	261
	5,331	6,205